Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of transactions with non controlling interests and their impacts

During the year ended 31 December  2020, 2021 and 2022, the Group completed the following transactions with non-controlling interests and the impact is as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2020
Acquisition of additional interests in a subsidiary:
- Shanghai Pengai (Note a)	92	(217)	(125)
Disposal of interests in a subsidiary without loss of control:
- Shanghai Jiahong (Note b)	(65)	65	—
- Guangzhou Pengai (Note c)	2,613	147	2,760
	2,640	(5)	2,635

31          Transactions with non-controlling interests (Continued)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2021
Acquisition of additional interests in a subsidiary:
- Huizhou Pengai (Note d)	(220)	(140)	(360)
- Changsha Pengai (Note e)	(715)	400	(315)

Disposal of interests in a subsidiary without loss of control:
- Changsha Pengai (Note f)	3,575	(2,000)	1,575
	2,640	(1,740)	900

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2022
Acquisition of additional interests in a subsidiary:
- Shenzhen Pengai Xiuqi(Note g)	(224)	(526)	(750)
- Guangzhou Pengai (Note h)	2,054	(4,814)	(2,760)
- Guangzhou Pengai Xiuqi (Note i)	86	(86)	—
- Yantai Pengai (Note j)	288	(588)	(300)
	2,204	(6,014)	(3,810)

Changsha Pengai Aesthetic Medical Hospital Co. Ltd.
Schedule of disposal of non-controlling interests without loss of control

2021
RMB’000
Carrying amount of non-controlling interests disposed of	2,000
Less: consideration received from non-controlling interest	1,575
Gain on disposal within equity	3,575

Schedule of acquisition of interest

2021
RMB’000
Carrying amount of non-controlling interests acquired	(400)
Consideration paid to non-controlling interests	(315)
Excess of consideration paid to non-controlling interest recognised within equity	(715)

Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Schedule of acquisition of interest

2022
RMB’000
Carrying amount of non-controlling interests acquired	224
Consideration paid to non-controlling interests	(750)
Excess of consideration paid to non-controlling interest recognised within equity	(526)

Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
Schedule of disposal of non-controlling interests without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(147)
Less: consideration received from non-controlling interest	2,760
Gain on disposal within equity	2,613

Schedule of acquisition of interest

2022
RMB’000
Carrying amount of non-controlling interests acquired	(2,054)
Consideration paid to non-controlling interests	(2,760)
Excess of consideration paid to non-controlling interest recognised within equity	(4,814)

Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd.
Schedule of acquisition of interest

2021
RMB’000
Carrying amount of non-controlling interests acquired	140
Consideration paid to non-controlling interests	(360)
Excess of consideration paid to non-controlling interest recognised within equity	(220)

Yantai Pengai Jiayan
Schedule of acquisition of interest	Acquisition of interest in Yantai Pengai

2022
RMB’000

Carrying amount of non-controlling interests acquired	(288)
Consideration paid to non-controlling interests	(300)
Excess of consideration paid to non-controlling interest recognised within equity	(588)

Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Schedule of acquisition of interest

2020
RMB’000
Carrying amount of non-controlling interests acquired	(92)
Consideration paid to non-controlling interests	(125)
Excess of consideration paid to non-controlling interest recognised within equity	(217)

Shanghai Jiahong
Schedule of disposal of non-controlling interests without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd.
Schedule of acquisition of interest

2022
RMB’000
Carrying amount of non-controlling interests acquired	(86)
Consideration paid to non-controlling interests	—
Excess of consideration paid to non-controlling interest recognised within equity	(86)